Annual Operating Expenses {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-13 - Consumer Staples Portfolio - Consumer Staples Portfolio	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.75%